UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 100.0%
Consumer Discretionary 20.6%
Auto Components 0.8%
BorgWarner, Inc. (a)	235,400	13,161,213
Hotels, Restaurants & Leisure 3.6%
Brinker International, Inc. (a)	255,117	11,822,122
Las Vegas Sands Corp.	258,479	20,386,239
Norwegian Cruise Line Holdings Ltd.*	136,590	4,844,847
Starwood Hotels & Resorts Worldwide, Inc.	244,205	19,402,087

		56,455,295
Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	71,471	28,501,920
Expedia, Inc. (a)	105,257	7,332,203

		35,834,123
Media 3.2%
Comcast Corp. "A" (a)	599,805	31,168,867
Twenty-First Century Fox, Inc. "A" (a)	561,460	19,752,163

		50,921,030
Multiline Retail 1.1%
Dollar General Corp.*	279,582	16,864,386
Specialty Retail 5.4%
Dick's Sporting Goods, Inc.	332,284	19,305,700
GNC Holdings, Inc. "A"	171,329	10,014,180
Home Depot, Inc.	400,820	33,003,519
L Brands, Inc.	373,120	23,077,472

		85,400,871
Textiles, Apparel & Luxury Goods 4.2%
NIKE, Inc. "B"	601,146	47,274,122
VF Corp.	289,680	18,058,651

		65,332,773
Consumer Staples 10.2%
Beverages 3.3%
Beam, Inc.	262,622	17,874,053
PepsiCo., Inc.	415,573	34,467,625

		52,341,678
Food & Staples Retailing 3.7%
Costco Wholesale Corp.	228,894	27,240,675
Whole Foods Market, Inc.	526,164	30,428,064

		57,668,739
Food Products 3.2%
Hillshire Brands Co.	400,090	13,379,010
Mead Johnson Nutrition Co.	149,450	12,517,932
Mondelez International, Inc. "A"	704,384	24,864,755

		50,761,697
Energy 4.4%
Energy Equipment & Services 2.5%
Halliburton Co.	459,880	23,338,910
Schlumberger Ltd.	174,445	15,719,239

		39,058,149
Oil, Gas & Consumable Fuels 1.9%
Anadarko Petroleum Corp.	67,932	5,388,367
Antero Resources Corp.*	141,430	8,972,319
Pioneer Natural Resources Co.	88,045	16,206,443

		30,567,129
Financials 5.3%
Capital Markets 4.0%
Affiliated Managers Group, Inc.*	141,693	30,730,378
Ameriprise Financial, Inc.	117,447	13,512,277
Charles Schwab Corp.	740,286	19,247,436

		63,490,091
Consumer Finance 1.3%
Discover Financial Services	358,650	20,066,468
Health Care 15.4%
Biotechnology 8.6%
Celgene Corp.*	260,297	43,979,781
Cepheid, Inc.* (a)	266,836	12,466,578
Gilead Sciences, Inc.* (a)	694,129	52,163,795
Medivation, Inc.*	234,326	14,954,685
NPS Pharmaceuticals, Inc.* (a)	370,997	11,263,469

		134,828,308
Health Care Equipment & Supplies 1.6%
CareFusion Corp.*	367,142	14,619,594
St. Jude Medical, Inc.	165,086	10,227,078

		24,846,672
Health Care Providers & Services 3.8%
Express Scripts Holding Co.*	454,840	31,947,961
McKesson Corp.	166,977	26,950,088
Premier, Inc. "A"* (a)	52,001	1,911,557

		60,809,606
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc. (a)	195,226	21,738,415
Industrials 12.5%
Aerospace & Defense 2.0%
Boeing Co.	142,758	19,485,040
TransDigm Group, Inc.	78,757	12,681,452

		32,166,492
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	99,971	11,613,631
Electrical Equipment 3.3%
AMETEK, Inc.	475,817	25,061,281
Regal-Beloit Corp.	88,060	6,491,783
Roper Industries, Inc.	141,947	19,685,210

		51,238,274
Industrial Conglomerates 1.2%
General Electric Co.	660,787	18,521,860
Machinery 4.0%
Dover Corp. (a)	199,928	19,301,049
Parker Hannifin Corp.	239,215	30,772,618
SPX Corp.	127,530	12,703,263

		62,776,930
Road & Rail 1.3%
Norfolk Southern Corp.	219,191	20,347,500
Information Technology 25.9%
Communications Equipment 1.2%
QUALCOMM, Inc.	255,588	18,977,409
Computers & Peripherals 4.6%
Apple, Inc.	112,365	63,049,125
Stratasys Ltd.* (a)	61,955	8,345,339

		71,394,464
Internet Software & Services 6.0%
eBay, Inc.*	226,982	12,459,042
Google, Inc. "A"*	60,029	67,275,100
LinkedIn Corp. "A"*	68,118	14,770,026

		94,504,168
IT Services 4.0%
Accenture PLC "A"	276,973	22,772,720
Visa, Inc. "A" (a)	177,862	39,606,310

		62,379,030
Semiconductors & Semiconductor Equipment 0.5%
Avago Technologies Ltd.	153,394	8,113,009
Software 9.6%
Check Point Software Technologies Ltd.* (a)	58,632	3,782,937
Citrix Systems, Inc.*	287,692	18,196,519
FireEye, Inc.* (a)	97,122	4,235,490
Guidewire Software, Inc.*	101,463	4,978,789
Intuit, Inc.	204,205	15,584,926
Microsoft Corp.	1,386,857	51,910,057
Oracle Corp.	389,887	14,917,077
Salesforce.com, Inc.*	156,357	8,629,343
Solera Holdings, Inc.	103,394	7,316,159
Splunk, Inc.*	66,527	4,568,409
VMware, Inc. "A"* (a)	182,859	16,404,281

		150,523,987
Materials 4.5%
Chemicals 4.0%
Ecolab, Inc. (a)	230,376	24,021,306
LyondellBasell Industries NV "A"	192,478	15,452,134
Monsanto Co.	192,873	22,479,348

		61,952,788
Containers & Packaging 0.5%
Ball Corp.	152,635	7,885,124
Telecommunication Services 0.9%
Wireless Telecommunication Services
Crown Castle International Corp.*	183,483	13,473,157
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	104,744	4,426,481

Total Common Stocks (Cost $970,380,112)		1,570,440,947
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $219,750,255)	219,750,255	219,750,255
Cash Equivalents 0.4%
Central Cash Management Fund, 0.05% (b) (Cost $7,059,283)	7,059,283	7,059,283

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,197,189,650) †	114.4	1,797,250,485
Other Assets and Liabilities, Net	(14.4)	(226,354,790)

Net Assets	100.0	1,570,895,695

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,199,039,759.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $598,210,726.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $603,686,198 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,475,472.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $216,038,611, which is 13.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,570,440,947	$—	$—	$1,570,440,947
Short-Term Investments(d)	226,809,538	—	—	226,809,538
Total	$1,797,250,485	$—	$—	$1,797,250,485

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014